SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16 SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	(in thousands, except per share amounts)
2012	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$732,588	$769,982	$819,785	$829,447
Operating income	230,539	207,025	232,655	239,380
Income from continuing operations	144,297	129,763	149,943	149,606
Net income	144,286	129,719	149,925	157,115
Basic earnings per common share:
Income from continuing operations	1.34	1.20	1.40	1.41
Net income	1.34	1.20	1.40	1.48
Diluted earnings per common share:
Income from continuing operations	1.32	1.18	1.38	1.39
Net income	1.32	1.18	1.38	1.46

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

        The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to changes in the average number of common shares outstanding.

        In the first quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $3.0 million, $0.03 per share on a diluted basis.

        In the second quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $4.9 million, $0.05 per share on a diluted basis.

        In the third quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $1.3 million, $0.01 per share on a diluted basis.

        In the fourth quarter of fiscal 2012, net income includes an after-tax gain from the sale of assets of $3.0 million, $0.03 per share on a diluted basis.

        In the first quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $1.7 million, $0.02 per share on a diluted basis.

        In the second quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.6 million, $0.02 per share on a diluted basis.

        In the third quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.2 million, $0.02 per share on a diluted basis, and an after-tax gain from the sale of investment securities of $0.6 million, $0.01 per share on a diluted basis.

        In the fourth quarter of fiscal 2011, net income includes an after-tax gain from the sale of assets of $2.4 million, $0.02 per share on a diluted basis.